INCOME TAXES (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Federal tax statutory rate	21.00%	21.00%
Permanent differences	0.00%	0.00%
Valuation llowance	(21.00%)	(21.00%)
Effective rate	0.00%	0.00%